Securitizations and Variable Interest Entities - Type and carrying value of financial assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Liabilities [Abstract]
Borrowings	¥ 15,544,956	¥ 13,373,678
Transferred to SPEs [Member]
Assets [Abstract]
Japanese government securities	2,000	1,000
Loans for trading purposes	197,000	66,000
Loans receivable	432,000	481,000
Total	631,000	548,000
Liabilities [Abstract]
Borrowings	¥ 631,000	¥ 548,000